Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards - Net Operating Loss Carry-forward	$ 19,341,000	$ 18,909,000
Deferred Tax Assets, Tax Credit Carryforwards, Research - Research and Development Credit Carry-forward	1,500,000	1,500,000
Year 2018 [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards - Net Operating Loss Carry-forward	8,949,000
Deferred Tax Assets, Tax Credit Carryforwards, Research - Research and Development Credit Carry-forward	935,000
Year 2019 [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards - Net Operating Loss Carry-forward	5,810,000
Deferred Tax Assets, Tax Credit Carryforwards, Research - Research and Development Credit Carry-forward	565,000
Year 2020 [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards - Net Operating Loss Carry-forward	275,000
Deferred Tax Assets, Tax Credit Carryforwards, Research - Research and Development Credit Carry-forward	0
Year 2022 [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards - Net Operating Loss Carry-forward	267,000
Deferred Tax Assets, Tax Credit Carryforwards, Research - Research and Development Credit Carry-forward	0
Year 2023 [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards - Net Operating Loss Carry-forward	514,000
Deferred Tax Assets, Tax Credit Carryforwards, Research - Research and Development Credit Carry-forward	0
Year 2024-2033 [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards - Net Operating Loss Carry-forward	3,526,000
Deferred Tax Assets, Tax Credit Carryforwards, Research - Research and Development Credit Carry-forward	$ 0